Debt Senior Notes (Details) (USD $)	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Nov. 20, 2009 2.15% Senior Notes due 2012 [Member]	Dec. 31, 2010 2.15% Senior Notes due 2012 [Member]	Nov. 20, 2009 3.25% Senior Notes due 2014 [Member]	Dec. 31, 2010 3.25% Senior Notes due 2014 [Member]	Apr. 27, 2010 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2010 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2005 5% Senior Notes due 2015 [Member]	Apr. 27, 2010 4.70% Senior Notes due 2020 [Member]	Nov. 09, 2006 6 1/8% Senior Subordinated Notes due 2015 [Member]	Jul. 31, 2010 6 1/8% Senior Subordinated Notes due 2015 [Member]	Nov. 09, 2006 6 3/4% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2009 6 3/4% Senior Subordinated Notes due 2014 [Member]	Feb. 22, 2011 Senior Notes Issued Subsequent To Balance Sheet Date [Member]
Debt Issuance [Line Items]
Face Amount Issued			$ 350,000,000		$ 400,000,000		$ 450,000,000		$ 250,000,000	$ 300,000,000	$ 500,000,000		$ 300,000,000		$ 2,200,000,000
Debt Instrument, Interest Rate, Stated Percentage			2.15%		3.25%		3.20%		5.00%	4.70%	6.125%		6.75%
Notional Amount of Interest Rate Swap			350,000,000		400,000,000		450,000,000
Interest Rate Swap, Description Of Variable Rate Basis			3 month USD LIBOR		3 month USD LIBOR		six-month USD LIBOR
Interest Rate Swap, Basis Spread On Variable Rate				0.4194%		0.7245%		0.4512%
Interest Rate Swap, Variable Interest Rate				0.72%		1.01%		0.90%
Interest Rate Swap, Fixed Interest Rate				2.15%		3.25%		3.20%
Net Unrealized Losses on Hedging Instruments, Net of Tax	800,000	1,000,000							2,000,000
Extinguishment Of Debt [Line Items]
Extinguishment Of Debt Amount												500,000,000		300,000,000
Redemption Price per $1000 of Par Value												1,030.63		1,033.75
Extinguishment of Debt, Total Cash Outlay												515,000,000		317,000,000
Gains (Losses) On Extinguishment Of Debt	$ (17,000,000)	$ (15,000,000)										$ (15,000,000)		$ (5,000,000)